Borrowings - Arrangements of short term debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 192,198	$ 308,311	$ 176,957
Short-term commercial bank loans
Disclosure of detailed information about borrowings [line items]
Number of short-term credit agreements | item	33
Maximum credit facility	$ 2,710,700
Short-term borrowings	$ 192,198	$ 308,311	$ 176,957
Short-term commercial bank loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.93%
Short-term commercial bank loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%